Nature of Operations (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2020	Feb. 28, 2019	Dec. 31, 2020	Dec. 31, 2019	Feb. 08, 2019
Schedule of Equity Method Investments [Line Items]
Number of Shares issued	4,025,000
Issuance of shares	525,000
Amount of shares	$ 64,320		$ 64,320	$ 16,026
Per share price	$ 17.00
Pecentage of premium					29.00%
Chroma Ate Inc [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Camtek shares acquired		20.50%
Number of Shares issued		6,117,440
Cash transaction		$ 58,100
Issuance of shares		1,700,000
Amount of shares		$ 16,200
Per share price		$ 9.50
Ownership percentage			18.07%
PCB [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			100.00%
Cash payment to be received for sale of discontinued operations			$ 32,000
Additional cash payment to be received for sale of discontinued operations			$ 1,257
Priortech Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			21.18%